CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Cash flows from operating activities:
Net loss	$ (3,425)	$ (2,782)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	302	338
Extinguishment and amortization expenses related to beneficial conversion feature of convertible loans	1,096	1,223
Severance pay, net	25	58
Share-based compensation to employees	5
Decrease (increase) in trade receivables, net	1,106	(995)
Increase in other accounts receivable and prepaid expenses	(299)	(173)
Decrease in costs and estimated earnings in excess of billings, net	23	850
Increase in inventories	(490)	(48)
Increase (decrease) in trade payables	(702)	711
Increase (Decrease) in other accounts payable and accrued expenses	(2)	413
Net cash used by operating activities	(2,361)	(405)
Cash flows from investing activities:
Change in restricted cash, net	71
Purchase of property, plant and equipment	(253)	(144)
Increase (decrease) in long-term receivables and deposits	6	(11)
Net cash used in investing activities	(176)	(155)
Cash flows from financing activities:
Proceeds from (repayment of) short-term bank credit, net	(1,094)	341
Repayments of shareholder convertible loan	(2,988)
Issuance of shares and warrants, net	3,832
Proceeds from shareholder convertible loan	3,175
Net cash provided by financing activities	2,925	341
Effect of exchange rate changes on cash and cash equivalents	(75)	8
Increase (decrease) in cash and cash equivalents	313	(211)
Cash and cash equivalents at the beginning of the period	1,754	1,786
Cash and cash equivalents at the end of the period	2,067	1,575
Supplemental disclosures of cash flow activities:
Net cash paid during the period for income taxes	8	8
Net cash paid during the period for interest	273	22
Non-cash transactions
Purchase of property, plant and equipment in credit	30	6
Transfer of inventory to property, plant and equipment	$ 13	$ 260